ING Life Insurance and Annuity Company and its Variable Annuity Account C Multiple Sponsored Retirement Options

Supplement dated July 18, 2007 to your current variable annuity Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information

The information in this Supplement updates and amends certain information contained in your variable annuity
Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information (SAI). Please read it carefully and keep it with your current variable annuity Contract Prospectus, Contract Prospectus Summary and
SAI for future reference.

THE PENNSYLVANIA STATE SYSTEM OF HIGHER EDUCATION
                                 ALTERNATIVE RETIREMENT PLAN

The Fund Substitution described in supplements dated April 30, 2007 and May 9, 2007 to your Contract
Prospectus, Contract Prospectus Summary and SAI will not be implemented on July 27, 2007 for participants in
The Pennsylvania State System of Higher Education Alternative Retirement Plan (“Plan”). All current and existing allocations to Replaced Funds will continue after this date, and will not be reallocated to Substitute Funds.

The Company will notify Plan participants if it intends to implement the Fund Substitution for these Plan participants in the future.

X.01107-07B	July 2007